Leasing (Tables)	12 Months Ended
Dec. 31, 2021
Leasing
Schedule of right of use asset

Skr mn	2021	2020
Opening balance	25	50
Depreciation	-30	-27
Addition[1]	157	2
Closing balance	152	25
1	There have been canceled and new leases. During 2021 SEK moved to new premises.

Schedule of leasing amounts accounted for in profit or loss

Skr mn	2021	2020
Depreciation charge on right-of-use assets	-30	-27
Interest expenses on lease liability	-1	0
Expenses relating to short-term leases[1]	0	0
Expenses relating to low-value leases[1]	-1	-1
Variable lease fees[1]	-6	-6
Total amount accounted for in profit or loss	-38	-34
1	Accounted for under Other administrative expenses.

Schedule of lease liability

Skr mn	2021	2020
Opening balance	19	44
Interest expenses accrued	1	0
Payments of lease liability	-24	-27
Addition[1]	157	2
Closing balance	153	19
1	There have been canceled and new leases. During 2021 SEK moved to new premises.

Schedule of contractual flows of lease liability

Skr mn	2021	2020
Within 1 year	21	18
Between 1 and 5 years	122	1
More than 5 years	13	—
Discounting effect	-3	0
Closing balance	153	19

Schedule of reconciliation between gross investment and present value of minimum lease payments

	December 31, 2021		December 31, 2020
		Present value of		Present value of
		minimum lease		minimum lease
Skr mn	Gross investment	payments	Gross investment	payments
Within 1 year	111	108	102	99
Between 1 and 5 years	83	74	91	81
More than 5 years	44	34	19	14
Total	238	216	212	194

Unearned finance income	—	21	—	17
Unguaranteed residual value	—	—	—	—